LAND USE RIGHTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets
Amortization expense	¥ 433	¥ 391	¥ 255
Net book value		97		$ 14	¥ 94
Minimum
Intangible assets
Useful life	3 years
Maximum
Intangible assets
Useful life	10 years
Land use rights
Intangible assets
Amortization expense	¥ 3	3	¥ 3
Net book value		¥ 97			¥ 94
Land use rights | Minimum
Intangible assets
Useful life	40 years
Land use rights | Maximum
Intangible assets
Useful life	50 years